PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments	$ 512,989	$ 310,966
Deposits	2,164,161	1,320,313
Others	1,668,608	1,202,755
Prepayments and other current assets	$ 4,345,758	$ 2,834,034